Third party reinsurance - The effects of reinsurance (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Written premiums:
Direct					$ 450.2	$ 368.5	$ 293.7
Assumed					989.1	900.5	866.8
Gross written premiums	$ 398.0	$ 356.7	$ 1,518.2	$ 1,166.4	1,439.3	1,269.0	1,160.5
Ceded					(349.1)	(330.9)	(312.9)
Net written premiums	305.7	277.6	1,095.4	874.7	1,090.2	938.1	847.6
Earned premiums:
Direct					405.7	351.6	277.8
Assumed					942.2	877.7	868.3
Gross earned premiums					1,347.9	1,229.3	1,146.1
Ceded					(312.6)	(339.2)	(299.1)
Net earned premiums	321.1	282.8	914.5	750.6	1,035.3	890.1	847.0
Losses and LAE:
Direct					294.9	216.9	151.3
Assumed					701.3	463.8	391.9
Gross losses and LAE					996.2	680.7	543.2
Ceded					(185.0)	(161.4)	(120.5)
Net losses and LAE	$ 260.4	$ 371.2	$ 552.8	$ 626.6	$ 811.2	$ 519.3	$ 422.7
Term of renew					1 year
Reinsurance protection in excess of retention					$ 40.0
Retention amount					35.0
Further reinsurance protection in excess of retention					35.0
Further retention amount					$ 75.0